Derivative Warrants Liabilities	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities [Abstract]
DERIVATIVE WARRANTS LIABILITIES

NOTE 8 - DERIVATIVE WARRANTS LIABILITIES

On April 29, 2021, the Company entered into a second deferral agreement in connection with a straight loan made under a loan and security agreement that the Company previously entered into with Silicon Valley Bank (“SVB”) in February 2017, under which it was agreed, inter alia, to issue to SVB a warrants to purchase 9,764 shares (the “2021 Warrant”) at an exercise price of $5.12 per share (subject to standard adjustments), which is exercisable over a period of 15-years at SVB’s discretion. If SVB exercises the 2021 Warrant and the Warrant Value (as defined in the 2021 Warrant) is lower than an amount equal to $50 (the “Minimum Value”), then immediately following such exercise, the Company shall pay SVB an amount in cash equal to the difference between the Minimum Value and Warrant Value. The 2021 Warrant was issued on April 29, 2021. In October 2024, the warrants were assigned to SVB Financial Trust. Following the completion of the U.S. IPO, the fair values of the 2021 Warrant and the Warrant Share were determined internally by the management based on several assumptions by using Black-Scholes-Merton pricing model. Through the reported periods, the estimated fair value of derivative financial liability for the 2021 Warrant has not exceeded the Minimum Value and thus was determined at $50. In addition, from the issuance date of the 2021 Warrant through December 31, 2024, the 2021 Warrant was not exercised.

On February 22, 2024, the Company received a written notice from IBI pursuant to which the exercise price of the Warrant Share granted to IBI to purchase 65,563 Ordinary Shares was determined at a fixed amount of $3.67 per Ordinary Share. Consequently, the Warrant Share was re-classified from derivative warrants liability to equity at its fair value as of that date in total amount of $599. During the year ended December 31, 2024, the Company recorded revaluation expenses of $577 due to a change in the fair value of this derivative warrants liability. In addition, through December 31, 2024, the Warrant Share was fully exercised on a cashless basis, see also Note 10D2 below.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Opening balance	$50	$72	$138
Amount classified to equity upon determination of the exercise price of Warrant Share (see Note 10D2 below)	-	(599)	-
Change in fair value of derivative warrant liability (see Note 12 below)	-	577	(66)
Closing balance	$50	$50	$72